Post-Employment and Other Non-current Employee Benefits - Summary of Amounts Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	$ 1,173	$ 855	$ 344	$ 567
Income statement
Disclosure of defined benefit plans [line items]
Current Service Cost	297	205	237
Past Service Cost	71	32	0
(Gain) or Loss on Settlement or curtailment	0	2	(5)
Net Interest on the Net Defined Benefit Liability	231	200	299
Accumulated OCI
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	1,173	855	344
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	3,110	2,790
Pension and Retirement Plans | Income statement
Disclosure of defined benefit plans [line items]
Current Service Cost	229	170	195
Past Service Cost	71	(44)	0
(Gain) or Loss on Settlement or curtailment	0	2	(5)
Net Interest on the Net Defined Benefit Liability	188	176	265
Pension and Retirement Plans | Accumulated OCI
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	934	790	370
Seniority premiums | Income statement
Disclosure of defined benefit plans [line items]
Current Service Cost	68	35	42
Past Service Cost	0	76	0
(Gain) or Loss on Settlement or curtailment	0	0	0
Net Interest on the Net Defined Benefit Liability	43	24	34
Seniority premiums | Accumulated OCI
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	$ 239	$ 65	$ (26)